Derivative Financial Instruments and Risk Management Policies - Sensitivity of Foreign Currency Gains and Losses and of Equity Changes in Exchange Rates (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
All currencies vs EUR
Change
Increase in exchange rate	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ (55)
Decrease in net income	55
Impact on consolidated equity
Decrease in consolidated equity	(711)
Increase in consolidated equity	€ 711
USD vs EUR
Change
Increase in exchange rate	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ (23)
Decrease in net income	23
Impact on consolidated equity
Decrease in consolidated equity	(101)
Increase in consolidated equity	€ 101
Other currencies vs EUR
Change
Increase in exchange rate	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ (44)
Decrease in net income	44
Impact on consolidated equity
Decrease in consolidated equity	(373)
Increase in consolidated equity	€ 373
Latin American currencies vs USD
Change
Increase in exchange rate	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ 12
Decrease in net income	(12)
Impact on consolidated equity
Decrease in consolidated equity	(237)
Increase in consolidated equity	€ 237